Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Revenues	$ 39,227	$ 20,876	$ 237,258	$ 28,700
Operating expenses:
Research and development	29,413	30,744	201,576	74,213
General and administrative	4,641	5,067	17,608	20,780
Total operating expenses	34,054	35,811	219,184	94,993
Operating income (loss)	5,173	(14,935)	18,074	(66,293)
Other income (expense):
Interest income	551	437	1,596	2,543
Non-cash interest expense related to sale of future royalties	(505)	(997)	(2,823)	(2,969)
Other expense, net	(11)	(1)	(44)	31
Income (loss) before income taxes	5,208	(15,496)	16,803	(66,688)
Provision for income taxes	29	95	476	260
Net income (loss)	$ 5,179	$ (15,591)	$ 16,327	$ (66,948)
Net income (loss) per share:
Basic (in dollars per share)	$ 0.02	$ (0.07)	$ 0.07	$ (0.33)
Diluted (in dollars per share)	$ 0.02	$ (0.07)	$ 0.07	$ (0.33)
Basic (in shares)	240,649,773	227,923,636	230,269,605	202,137,531
Diluted (in shares)	242,184,524	227,923,636	230,346,201	202,137,531
Comprehensive income (loss):
Net income (loss)	$ 5,179	$ (15,591)	$ 16,327	$ (66,948)
Unrealized loss on available-for-sale investments, net of tax	(4)	(11)	(7)	5
Comprehensive income (loss)	5,175	(15,602)	16,320	(66,943)
Non Cash Royalty Revenue [Member]
Revenue:
Revenues	42	1,579	1,929	3,842
Government Contract [Member]
Revenue:
Revenues	36,370	19,297	224,516	24,858
Collaboration Revenue [Member]
Revenue:
Revenues	$ 2,815	$ 0	$ 2,108	$ 0